TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of taxes on income [Abstract]
Loss before taxes (Percentage)	24.00%	25.00%	265.00%
Loss before taxes	$ (24,352)	$ (15,841)	$ (14,400)
Theoretical tax benefit	(5,962)	(3,960)	(3,816)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	30	(52)	(342)
Share-based compensation	369	269	305
Other	21	15	14
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	5,542	3,728	3,839
Taxes on income for the reported year